Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic [Abstract]
Net income attributable to UScellular shareholders	$ 229	$ 127	$ 150
Weighted average number of shares used in basic earnings per share (in shares)	86	86	86
Effects of dilutive securities (in shares)	1	2	1
Weighted average number of shares used in diluted earnings per share (in shares)	87	88	87
Basic earnings per share attributable to UScellular shareholders	$ 2.66	$ 1.47	$ 1.75
Diluted earnings per share attributable to UScellular shareholders	$ 2.62	$ 1.44	$ 1.72